CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net income	$ 47,907	$ 35,171	$ 54,375
Other comprehensive income (loss) ("OCI") (Note 13) related to:
Unrealized gain (loss) from cash flow hedges	1,351	236	(489)
Less: reclassification adjustment for net gain (loss) included in net income	(796)	(33)	189
Other comprehensive income (loss)	555	203	(300)
Total comprehensive income	$ 48,462	$ 35,374	$ 54,075